Employee benefits (Tables)	12 Months Ended
Mar. 31, 2026
Employee benefits
Disclosure of detailed information about employee benefits [text block]
	March 31, 2026	March 31, 2025	March 31, 2024
Gratuity payable	26	47	25
Compensated absences	164	154	135
	190	201	160

*Represents provision based on actuarial valuation.

	March 31, 2026	March 31, 2025	March 31, 2024
Gratuity payable	-	-	-
Compensated absences	49	45	41
	49	45	41

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]

The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2026, 2025, and March 31, 2024 consist of the following:

	March 31, 2026	March 31, 2025	March 31, 2024
Current service cost	75	70	62
Past service cost	19	-	-
Interest cost	30	28	22
Interest income	(17)	(26)	(20)
	107	72	64

Disclosure of defined benefit plans [text block]

Details of employee benefit obligation and plan asset are as follows:

	March 31, 2026	March 31, 2025	March 31, 2024
Projected benefit obligation at the end of the year	529	446	382
Plan assets at the end of the year	(503)	(399)	(357)
Funded status amount of liability recognized in the balance sheet	26	47	25

Disclosure of net defined benefit liability (asset) [text block]

The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 2026	March 31, 2025	March 31, 2024
Projected benefit obligation at the beginning of the year	446	382	299
Current service cost	75	70	62
Past service cost	19	-	-
Interest cost	30	28	22
Remeasurements - Actuarial (gain) / loss	(3)	8	21
Benefits paid	(38)	(42)	(22)
Projected benefit obligation at the end of the year	529	446	382

Disclosure of fair value of plan assets [text block]
Change in plan assets	March 31, 2026	March 31, 2025	March 31, 2024
Fair value of plan assets at the beginning of the year	399	357	271
Interest income	17	26	20
Employer contributions	115	53	86
Benefits paid	(38)	(42)	(22)
Return on plan assets, excluding amount recognised in net interest expense	10	5	2
Fair value of plan assets at the end of the year	503	399	357

Actual return on plan assets	27	30	22

Disclosure of actuarial assumptions [text block]

The principal actuarial assumptions as on March 31, 2026, 2025, and 2024 were as follows:

	March 31, 2026		March 31, 2025		March 31, 2024
Discount rate	6.70	% p. a.	6.65	% p. a.	7.15	% p. a.
Expected long term rate of return on plan assets	8%		8%		8%
Average future working lifetime	20.75 years		21.67 years		21.46 years

Disclosure of information about maturity profile of defined benefit obligation [text block]	The expected benefit payments to be made in the next few years are as under:
Year	March 31, 2026	March 31, 2025
1 Year	104	80
2 to 5 years	330	276
6 to 10 years	200	177
More than 10 years	106	97

Disclosure of detailed information about weighted average allocation of assets [text block]

Plan assets: The Gratuity plan’s weighted-average asset allocation on March 31, 2026 and March 31, 2025, by asset category is as follows:

	March 31, 2026	March 31, 2025
Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]

Amount recognized in other comprehensive income for the years ending March 31, 2026, 2025, and 2024 are as follows:

	March 31, 2026	March 31, 2025	March 31, 2024
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	-	-
- change in financial assumptions	(2)	10	3
- experience variance	(1)	(2)	19
- return on plan assets, excluding amounts recognized in net interest expense/ income	(10)	(5)	(2)
	(13)	3	20

Disclosure of sensitivity analysis for actuarial assumptions [text block]

Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Decrease by 100 bps (₹ ‘000000s)	Increase by 100 bps (₹ ‘000000s)	Decrease by 100 bps (₹ ‘000000s)	Increase by 100 bps (₹ ‘000000s)
Present Value of Defined Benefit Obligation	552	506	509	548